Share-Based Compensation - Number of Awards Outstanding (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Ending balance	1,213
Exercisable	677
Beginning balance	2,995	4,096
Granted	972	935
Exercised	(1,198)	(1,710)
Forfeited	(190)	(326)
Ending balance	2,579	2,995
Exercisable	677	546
Beginning balance	$ 89.76	$ 78.06
Granted	157.02	121.16
Exercised	77.98	68.66
Forfeited	122.15	99.68
Ending balance	102.1	89.76
Exercisable	$ 84.32	$ 77.32
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	1,334	1,908
Granted	196	245
Exercised	(273)	(734)
Forfeited	(44)	(85)
Ending balance	1,213	1,334
Exercisable	677	546
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	1,018	1,390
Granted	438	446
Exercised	(578)	(693)
Forfeited	(82)	(125)
Ending balance	796	1,018
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	643	798
Granted	338	244
Exercised	(347)	(283)
Forfeited	(64)	(116)
Ending balance	570	643